13. Stock Options (Sept 2019 Note) (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation expense	$ 142,420	$ 113,405	$ (16,588)	$ 663,958
Unvested share-based compensation			$ 238,871
2015 Plan [Member]
Shares authorized under plan	2,167,667		1,666,667
Stock Options [Member]
Options granted	81,000		170,176	0
Fair value of options granted	$ 117,797
Unvested share-based compensation	$ 192,434